LOAN SERVICING (Tables)	3 Months Ended
Dec. 31, 2013
LOAN SERVICING [Abstract]
Schedule of Activity for Loan Servicing Rights

	Three months ended		Year ended
	December 31,		September 30,
	2013	2012	2013	2012

Beginning of year	$305	$220	$220	$133
Additions	20	35	117	138
Amortized to expense	(37)	(82)	(32)	(51)

End of year	$288	$173	$305	$220